Commitments and Contingencies (Details Textual)		1 Months Ended	12 Months Ended
	Feb. 04, 2015 USD ($)	Oct. 31, 2014 Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)
Commitments and Contingencies (Textual)
Payments for rent			$ 90,936	$ 7,578
Security deposit						$ 3,751	$ 200,659
Monthly office rent payments on operating lease	$ 26,000
Expiration date of lease	Mar. 04, 2022
Amortization expense for capital leases			72,868	7,779
Office Space [Member]
Commitments and Contingencies (Textual)
Payments for rent			275,171
HP [Member]
Commitments and Contingencies (Textual)
Number of lease agreements cancelled | Agreement		2
Description of capital lease agreements		Two HP lease agreements were canceled due to price negotiations and we entered into two new three-year lease agreements with HP for equipment and certain financed items.
Amortization expense for capital leases			72,868
Equinix [Member]
Commitments and Contingencies (Textual)
Monthly recurring fees					$ 8,450
Nonrecurring fees					$ 9,700
Hosting expense			$ 179,700	$ 177,110
Term of service agreement					3 years
Description of renewal of service agreement					Agreement automatically renews for additional twelve month terms unless earlier terminated by either party.
Expiration date of lease			Jan. 31, 2016
Operating lease termination day			90 days